Summarized Financial Information of Citizens Holding Company - Summarized Statements of Cash Flows Financial Information of Citizens Holding Company (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities
Net income		$ 6,931		$ 5,902		$ 6,673
Adjustments to reconcile net income to net cash provided by operating activities
Stock compensation expense		(167)		(163)		(170)
Increase in other assets		726		709		771
Net cash provided by operating activities		14,043		11,947		12,171
Cash flows from investing activities
Net cash (used by) provided by investing activities		(254,918)		(73,662)		17,633
Cash flows from financing activities
Dividends paid to shareholders		(5,363)		(4,874)		(4,706)
Proceeds from stock option exercises		86				27
Net cash provided by (used in) financing activities		241,778		65,060		(35,175)
Citizens Holding Company [Member]
Cash flows from operating activities
Net income		6,931		5,902		6,673
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (earnings) loss of the Bank	[1]	(1,260)		4,965		(3,022)
Stock compensation expense		167		163		170
Increase in other assets		(100)		97		84
Net cash provided by operating activities		5,738		11,127		3,905
Cash flows from investing activities
Net cash paid in acquisition activities		0		(6,113)
Net cash (used by) provided by investing activities		0		(6,113)
Cash flows from financing activities
Dividends paid to shareholders		(5,363)		(4,874)		(4,706)
Proceeds from stock option exercises		86		0		27
Net cash provided by (used in) financing activities		(5,277)		(4,874)		(4,679)
Net increase (decrease) in cash		461		140		(774)
Cash, beginning of year		1,736	[2]	1,596		2,370
Cash, end of year		$ 2,197	[2]	$ 1,736	[2]	$ 1,596

[1]	Eliminates in consolidation.
[2]	Fully or partially eliminates in consolidation.